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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)	as of March 31, 2009 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 0.4%
$8,000,000		BNP Paribas, 0.410%, due 04/06/09	$8,000,122
		Total Certificates of Deposit
		(Cost $8,000,122)	8,000,122
COMMERCIAL PAPER: 44.5%
10,250,000	#	Barton Capital LLC, 0.350%, due 04/08/09	10,249,203
4,000,000	#	Barton Capital LLC, 0.420%, due 04/13/09	3,999,400
24,000,000	#	Barton Capital LLC, 0.420%, due 04/17/09	23,995,200
8,250,000		Barton Capital LLC, 0.510%, due 04/22/09	8,247,449
6,000,000	#	Barton Capital LLC, 0.690%, due 06/12/09	5,991,600
12,000,000		Cafco LLC, 0.390%, due 04/15/09	11,998,040
21,000,000	#	Cafco LLC, 0.420%, due 04/24/09	20,993,560
16,500,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.470%, due 04/30/09	16,493,487
5,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.510%, due 05/05/09	4,997,544
21,750,000		CBA/Delaware Finance Corp., 0.500%, due 05/29/09	21,732,129
13,500,000	#	Ciesco LLC, 0.400%, due 04/21/09	13,496,850
26,000,000	#	Ciesco LLC, 0.400%, due 04/23/09	25,993,327
16,000,000	#	Ciesco LLC, 0.650%, due 04/01/09	16,000,000
22,500,000	#	Concord Minutemen Capital Co., LLC, 1.800%, due 08/27/09	22,333,500
32,500,000	#	Concord Minutemen Capital Co., LLC, 2.310%, due 04/17/09	32,464,611
22,000,000	#	Crown Point Capital Co., 1.800%, due 08/26/09	21,838,300
33,000,000	#	Crown Point Capital Co., 2.310%, due 04/17/09	32,964,067
15,000,000	#	Danske Corporation, 0.610%, due 04/14/09	14,996,425
33,000,000	#	Edison Asset Securities, LLC, 0.380%, due 04/23/09	32,991,933
7,000,000	#	Edison Asset Securities, LLC, 0.390%, due 04/29/09	6,997,822
17,000,000	#	Edison Asset Securities, LLC, 1.000%, due 08/05/09	16,940,500
1,000,000	#	Jupiter Securities Co., LLC, 0.230%, due 04/02/09	999,988
21,500,000	#	Jupiter Securities Co., LLC, 0.350%, due 04/08/09	21,498,328
14,500,000		Jupiter Securities Co., LLC, 0.500%, due 04/24/09	14,495,183
19,000,000		Jupiter Securities Co., LLC, 0.510%, due 05/06/09	18,990,394
26,000,000	#	Old Line Funding LLC, 0.400%, due 04/20/09	25,994,237
14,500,000	#	Old Line Funding LLC, 0.520%, due 04/21/09	14,495,569
12,000,000	#	Old Line Funding LLC, 0.530%, due 04/22/09	11,996,150
3,800,000		Old Line Funding LLC, 0.590%, due 06/19/09	3,794,997
12,000,000	#	Park Avenue Receivables, 0.230%, due 04/02/09	11,999,850
31,000,000	#	Park Avenue Receivables, 0.320%, due 04/13/09	30,996,383
10,000,000	#	Park Avenue Receivables, 0.470%, due 04/16/09	9,997,917
3,250,000		Rabobank Capital Funding Trust, 0.380%, due 04/06/09	3,249,792
4,000,000		Rabobank Capital Funding Trust, 0.630%, due 06/29/09	3,993,671
17,000,000		Rabobank Capital Funding Trust, 0.720%, due 05/11/09	16,986,022
5,000,000		Societe Generale, 0.600%, due 04/14/09	4,998,826
3,000,000		Thunder Bay Funding LLC, 0.400%, due 04/09/09	2,999,700
21,500,000	#	Thunder Bay Funding LLC, 0.400%, due 04/17/09	21,495,987
2,500,000		Thunder Bay Funding LLC, 0.420%, due 04/15/09	2,499,563
18,000,000	#	Thunder Bay Funding LLC, 0.470%, due 04/10/09	17,997,660
2,000,000	#	Thunder Bay Funding LLC, 0.620%, due 06/01/09	1,997,865
8,500,000	#	Thunder Bay Funding LLC, 0.660%, due 06/19/09	8,487,503
42,000,000	#	Variable Funding Capital, 0.570%, due 04/22/09	41,985,300
12,000,000	#	Variable Funding Capital, 1.150%, due 08/10/09	11,949,783
15,000,000	#	Windmill Funding Corp., 0.390%, due 04/07/09	14,998,875
15,000,000		Windmill Funding Corp., 0.400%, due 04/01/09	15,000,000
16,000,000		Windmill Funding Corp., 0.470%, due 04/16/09	15,996,667
8,500,000	#	Windmill Funding Corp., 1.510%, due 04/17/09	8,493,956
10,000,000	#	Yorktown Capital LLC, 0.400%, due 04/20/09	9,997,783
12,000,000		Yorktown Capital LLC, 0.480%, due 04/23/09	11,996,113
29,000,000	#	Yorktown Capital LLC, 0.660%, due 05/18/09	28,974,633
2,500,000		Yorktown Capital, LLC, 0.230%, due 04/02/09	2,499,969
		Total Commercial Paper
		(Cost $777,573,611)	777,573,611
CORPORATE BONDS/NOTES: 7.8%
2,500,000	#	American Honda Finance Corp., 4.500%, due 05/26/09	2,504,855
23,000,000	@@, #	Australia & New Zealand Banking Group Ltd., 1.491%, due 09/02/09	23,000,000
14,000,000	@@	BNP Paribas, 1.461%, due 08/13/09	14,000,000
6,500,000		JPMorgan Chase & Co., 0.571%, due 06/26/09	6,497,300
2,750,000	@@, #	Rabobank Nederland NV, 1.413%, due 04/06/09	2,749,982
4,000,000		Societe Generale, 0.520%, due 05/22/09	3,996,997
12,500,000	@@, #	Societe Generale, 1.676%, due 09/04/09	12,500,000
13,100,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09	13,100,000
4,700,000		US Bancorp., 5.300%, due 04/28/09	4,707,235
25,000,000		US Bank NA, 1.349%, due 08/24/09	25,000,000

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$4,000,000		Wells Fargo & Co., 3.125%, due 04/01/09		$4,000,000
9,750,000		Wells Fargo & Co., 3.552%, due 05/01/09		9,750,406
14,000,000	@@, #	Westpac Banking Corp., 1.506%, due 07/03/09		14,000,000
		Total Corporate Bonds/Notes
		(Cost $135,806,775)		135,806,775
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.5%
113,775,000	Z	Federal Home Loan Bank, 0.700%, due 12/14/09		113,206,441
23,000,000	Z	Federal Home Loan Bank, 0.800%, due 11/18/09		22,881,933
4,000,000		Federal Home Loan Bank, 2.645%, due 08/07/09		4,027,772
3,000,000	Z	Federal Home Loan Mortgage Corporation, 0.570%, due 08/10/09		2,993,778
5,500,000	Z	Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10		5,463,343
3,750,000		Federal Home Loan Mortgage Corporation, 4.875%, due 02/09/10		3,878,386
48,222,000	Z	Federal National Mortgage Association, 0.620%, due 12/01/09		48,017,595
17,000,000		Federal National Mortgage Association, 4.625%, due 12/15/09		17,394,102
		Total U.S. Government Agency Obligations
		(Cost $217,863,350)		217,863,350
U.S. TREASURY BILLS: 2.6%
46,000,000		0.620%, due 11/19/09		45,816,494
		Total U.S. Treasury Notes
		(Cost $45,816,494)		45,816,494
REPURCHASE AGREEMENTS: 29.8%
226,300,000		Deutsche Bank Repurchase Agreement dated 03/31/09, 0.040%, due 04/01/09, $226,300,253 to be received upon repurchase (Collateralized by $226,441,000 various U.S. Government Agency Obligations, 3.670%-5.125%, Market Value plus accrued interest $230,826,549, due 02/29/10-02/27/15)		226,300,000
293,612,000		Goldman Sachs Repurchase Agreement dated 03/31/09, 0.150%, due 04/01/09, $293,613,223 to be received upon repurchase (Collateralized by $254,646,300 U.S. Treasury, 2.375%, Market Value plus accrued interest $299,484,347, due 01/15/25)		293,612,000
		Total Repurchase Agreement
		(Cost $519,912,000)		519,912,000
		Total Investments in Securities
		(Cost $1,704,972,352) *	97.6%	$1,704,972,352
		Other Assets and Liabilities - Net	2.4	41,127,120
		Net Assets	100.0%	$1,746,099,472

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature,  prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)	as of March 31, 2009 (Unaudited)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	1,704,972,352	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,704,972,352	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money Market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009